SCHEDULE OF MOVEMENT OF CONTRACT LIABILITIES - A RELATED PARTY (Details) - Related Party [Member] - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 315,888
Additions from Shing Long Construction Limited (Note 24)		318,112
Recognized to revenue	(317,035)
Exchange adjustment	1,147	(2,224)
Balance at end of the year		$ 315,888